Income Tax - Schedule of Income (Loss) Before Income Tax (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Loss before income tax Local			$ (25,334)	$ (11,908)	$ (53,658)	$ (78,821)
Loss before income tax	$ (49,254)	$ 36,619	(184,835)	(165,655)	(371,612)	(244,348)
Seychelles [Member]
Loss before income tax Foreign			213,305		(5,743)	(3,100)
Hong Kong [Member]
Loss before income tax Foreign			(15,061)	(1,921)	(4,598)	(1,539)
Malaysia [Member]
Loss before income tax Foreign			(328,659)	(149,322)	(302,173)	(160,888)
Australia [Member]
Loss before income tax Foreign			$ (29,086)	$ (2,504)	$ (5,440)